SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2018
Subsidiary Public Issuer [Abstract]
SUBSIDIARY PUBLIC ISSUERS
SUBSIDIARY PUBLIC ISSUERS
An indenture dated as of October 10, 2012 between certain wholly-owned subsidiaries of our partnership, Brookfield Infrastructure Finance ULC, Brookfield Infrastructure Finance LLC, Brookfield Infrastructure Finance Pty Ltd and Brookfield Infrastructure Finance Limited (collectively, the “Debt Issuers” together with Brookfield Infrastructure Preferred Equity Inc. the “Issuers”), and Computershare Trust Company of Canada, as supplemented and amended from time to time (“Indenture”) provides for the distribution of one or more series of unsecured debentures or notes of the Debt Issuers.
On April 17, 2017, the Debt Issuers issued C$400 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.0%.
On February 22, 2017, the Debt Issuers issued C$300 million of medium-term notes under the Indenture maturing February 22, 2024 in the Canadian bond market with a coupon of 3.3%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 4.1%.
On October 30, 2015, the Debt Issuers issued C$500 million of medium-term notes under the Indenture in the Canadian bond market in two tranches: C$125 million of three-year notes maturing October 30, 2018 with a coupon of 3.0%; and C$375 million of five-year notes maturing October 30, 2020 with a coupon of 3.5%. The three-year and five-year bonds were swapped into U.S. dollars on a matched maturity basis at an all-in rate of 3.8%.
On March 11, 2015, the Debt Issuers issued C$450 million of medium-term notes under the Indenture maturing March 11, 2022 in the Canadian bond market with a coupon of 3.5%, which was swapped into U.S. dollars on a matched maturity basis at an all-in rate of 3.9%.
These notes are unconditionally guaranteed by our partnership and its subsidiaries, Brookfield Infrastructure L.P. (the “Holding LP”), Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited.
The following tables set forth consolidated summary financial information for our partnership and the Issuers:

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2018 US$ MILLIONS	Our partnership(2)	The Issuers	Subsidiaries of our partnership other than the Issuers(3)	Consolidating adjustments(4)	Our partnership consolidated

Revenues	$—	$—	$—	$1,044	$1,044
Net income attributable to partnership(1)	64	—	125	(64)	125

FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2017
Revenues	$—	$—	$—	$934	$934
Net (loss) income attributable to partnership(1)	(10)	—	13	10	13

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2018
Revenues	$—	$—	$—	$2,057	$2,057
Net income attributable to partnership(1)	186	—	334	(186)	334

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2017
Revenues	$—	$—	$—	$1,590	$1,590
Net (loss) income attributable to partnership(1)	(14)	—	35	14	35

AS OF JUNE 30, 2018
Current assets	$—	$—	$—	$2,135	$2,135
Non-current assets	5,244	—	6,567	14,884	26,695
Current liabilities	—	—	—	1,470	1,470
Non-current liabilities	—	1,256	—	13,828	15,084
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	1,832	1,832
Non-controlling interests – in operating subsidiaries	—	—	—	5,125	5,125
Preferred unitholders	—	—	—	752	752

AS OF DECEMBER 31, 2017
Current assets	$—	$—	$—	$1,512	$1,512
Non-current assets	5,514	—	5,987	16,464	27,965
Current liabilities	—	—	—	1,564	1,564
Non-current liabilities	—	1,313	—	13,126	14,439
Non-controlling interests – Redeemable Partnership Units held by Brookfield	—	—	—	2,012	2,012
Non-controlling interests – in operating subsidiaries	—	—	—	5,875	5,875
Preferred unitholders	—	—	—	595	595

1.	Includes net income attributable to non-controlling interest Redeemable Partnership Units held by Brookfield, general partner and limited partners.

2.	Includes investments in all subsidiaries of our partnership under the equity method.

3.
Includes investments in all subsidiaries of the Holding LP, Brookfield Infrastructure Holdings (Canada) Inc., Brookfield Infrastructure US Holdings I Corporation and BIP Bermuda Holdings I Limited under the equity method.

4.	Includes elimination of intercompany transactions and balances necessary to present our partnership on a consolidated basis.